BASIS OF PRESENTATION (Schedule of subsidiaries) (Details)	12 Months Ended
Dec. 31, 2023
Subsidiary 1 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Kasa Wholefoods Company LLC
Country of Incorporation	United States
Ownership %	100.00%
Functional Currency	United States Dollar (USD)
Subsidiary 2 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Flora Beauty LLC
Country of Incorporation	United States
Ownership %	100.00%
Functional Currency	United States Dollar (USD)
Subsidiary 3 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Vessel Brand Inc.
Country of Incorporation	United States
Ownership %	100.00%
Functional Currency	United States Dollar (USD)
Subsidiary 4 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Vessel Brand Canada Inc.
Country of Incorporation	Canada
Ownership %	100.00%
Functional Currency	United States Dollar (USD)
Subsidiary 5 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Just Brands LLC
Country of Incorporation	United States
Ownership %	100.00%
Functional Currency	United States Dollar (USD)
Subsidiary 6 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Just Brands International LTD
Country of Incorporation	United Kingdom
Ownership %	100.00%
Functional Currency	British Pound (GBP)
Subsidiary 7 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	High Roller Private Label LLC
Country of Incorporation	United States
Ownership %	100.00%
Functional Currency	United States Dollar (USD)
Subsidiary 8 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Flora Growth US Holdings Corp.
Country of Incorporation	United States
Ownership %	100.00%
Functional Currency	United States Dollar (USD)
Subsidiary 9 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Cardiff Brand Corp.
Country of Incorporation	United States
Ownership %	100.00%
Functional Currency	United States Dollar (USD)
Subsidiary 10 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Franchise Global Health Inc
Country of Incorporation	Canada
Ownership %	100.00%
Functional Currency	Canadian Dollar (CAD)
Subsidiary 11 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Harmony Health One Inc.
Country of Incorporation	Canada
Ownership %	100.00%
Functional Currency	Canadian Dollar (CAD)
Subsidiary 12 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	ACA Mueller ADAG Pharma Vertriebs GmbH
Country of Incorporation	Germany
Ownership %	100.00%
Functional Currency	Euro (EUR)
Subsidiary 13 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Sativa Verwaltungs GmbH
Country of Incorporation	Germany
Ownership %	100.00%
Functional Currency	Euro (EUR)
Subsidiary 14 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Sativa Verwaltungs GmbH and Co. KG
Country of Incorporation	Germany
Ownership %	100.00%
Functional Currency	Euro (EUR)
Subsidiary 15 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	CBD Med Therapeutics Inc.
Country of Incorporation	Canada
Ownership %	100.00%
Functional Currency	Canadian Dollar (CAD)
Subsidiary 16 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Fayber Technologies Canada Inc.
Country of Incorporation	Canada
Ownership %	100.00%
Functional Currency	Canadian Dollar (CAD)
Subsidiary 17 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Catalunia SAS
Country of Incorporation	Colombia
Ownership %	100.00%
Functional Currency	Colombia Peso (COP)
Subsidiary 18 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Green CannaHealth SAS
Country of Incorporation	Colombia
Ownership %	100.00%
Functional Currency	Colombia Peso (COP)
Subsidiary 19 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Klokken Aarhus Inc.
Country of Incorporation	Canada
Ownership %	100.00%
Functional Currency	Canadian Dollar (CAD)
Subsidiary 20 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Rangers Pharmaceuticals A/S
Country of Incorporation	Denmark
Ownership %	100.00%
Functional Currency	Danish Krone (DAK)
Subsidiary 21 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	1200325 B.C. LTD.
Country of Incorporation	Canada
Ownership %	100.00%
Functional Currency	Canadian Dollar (CAD)
Subsidiary 22 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Phatebo
Country of Incorporation	Germany
Ownership %	100.00%
Functional Currency	Euro (EUR)
Subsidiary 23 [Member]
Basis Of Accounting [Line Items]
Subsidiaries	Franchise Cannabis Corp.
Country of Incorporation	Canada
Ownership %	100.00%
Functional Currency	Canadian Dollar (CAD)